Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent events
In July 2023, the Company concluded a memorandum of agreement for the disposal of the vessel “Stealth Berana” to C3is, an affiliated party, for $43,000,000.
The vessel was delivered to her new owners in July 2023. The Company disposed the vessel “Stealth Berana” as the agreed selling price was a suitable opportunity for the Company.
In August 2023, the Company completed an underwritten public offering of 8,499,999 units, each unit consisting of (i) one share of common stock of the Company or one pre-funded
warrant and (ii) one Class E Warrant to purchase one share of common stock at an exercise price of $2.00 per share. The offering resulted in gross proceeds to the Company of $17 million.
In September 2023, the Company entered into an agreement with affiliated parties
to acquire two tanker vessels at an aggregate purchase price of $71 million. In addition, the Company’s Board of Directors approved a share repurchase program and authorized the officers of the Company to repurchase, from time to time, up to $10,000,000 of the Company’s common stock.